SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 972	$ 874
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	404	387
General and administrative expenses	302	307
Legal Settlements And Loss Contingencies	29	27
Impairments Restructuring And Others	57	58
Financial expenses - net	(81)	(175)
Income before income taxes	891	699
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,667	1,557
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,616	1,514
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	499	382
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,117	1,132
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	51	43
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	285	279
General and administrative expenses	302	307
Legal Settlements And Loss Contingencies	29	27
Impairments Restructuring And Others	57	58
Otehr Unallocated Amounts	$ 22	$ 12